OPERATING LEASES (Tables)	9 Months Ended
Sep. 30, 2014
OPERATING LEASES [Abstract]
Summary of Revenues From Rental Properties

	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013
Revenues:
Rental payments	$24,765	$—	$29,193	$—
Reimbursed operating expenses	7,199	—	7,199	—
Deferred rent revenue	383	—	383	—
Total revenues from rental properties	$32,347	$—	$36,775	$—

Schedule of Future Minimum Rental Revenues

Future minimum rental revenues, excluding the reimbursement of specified operating expenses, for non-cancelable lease agreements are as follows as of September 30, 2014:

2014	$33,750
2015	136,013
2016	140,093
2017	144,296
2018	148,625
Thereafter	944,847
Total minimal rental revenues	$1,547,624